Customers and Other Financing and Non-Financing Accounts Receivable - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [Line Items]
Credit loss experience period	2 years
(Impairment) reversal of accounts receivables recognized in the income statement	$ (102,896)	$ (447,441)
Financing Receivable, Individually Evaluated for Impairment	$ (197,215)	$ (37,139)
Pemex fertilizers [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.02%	1.72%
Pemex industrial transformation [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	2.42%	1.06%
Pemex corporate [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	4.79%	1.53%
Pemex logistics [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	1.44%	1.20%
PMI CIM [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.17%	0.07%
PMI TRD [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.63%	0.47%